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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-7986

                          The Alger Institutional Funds

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.  Schedule of Investments.



The Alger Institutional Funds
Alger LargeCap Growth Institutional Fund
Schedule of Investments(Unaudited)
July 31, 2004

Common Stocks-97.3%                                 SHARES               VALUE
                                                    ------             ---------

AEROSPACE & DEFENSE-.5%
Boeing Company (The)                                  9,100             $461,825
                                                                       ---------

BEVERAGES-2.0%
Anheuser-Busch Companies, Inc.                       35,900            1,863,210
                                                                       ---------

BIOTECHNOLOGY-5.0%
Biogen Idec Inc.*                                    39,500            2,370,000
Genentech, Inc.*                                     19,200              934,656
ImClone Systems Incorporated*                        13,200              777,744
OSI Pharmaceuticals, Inc.*                            6,900              414,690
                                                                       ---------
                                                                       4,497,090
                                                                       ---------

CAPITAL MARKETS-1.6%
Affiliated Managers Group, Inc.*                     12,450              571,580
T. Rowe Price Group Inc.                             18,100              836,582
                                                                       ---------
                                                                       1,408,162
                                                                       ---------

CHEMICALS-1.3%
Dow Chemical Co.                                     30,000            1,196,700
                                                                       ---------

COMMERCIAL BANKS-.7%
Wells Fargo & Company                                11,600              665,956
                                                                       ---------

COMMUNICATION EQUIPMENT-3.9%
Cisco Systems, Inc.*                                126,600            2,640,876
QUALCOMM Inc.*                                       13,300              918,764
                                                                       ---------
                                                                       3,559,640
                                                                       ---------

CONSUMER FINANCE-1.6%
American Express Company                             28,450            1,429,613
                                                                       ---------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.2%
Symbol Technologies, Inc.                            16,300              213,367
                                                                       ---------

ENERGY EQUIPMENT & SERVICES-1.0%
Schlumberger Limited                                 13,900              894,048
                                                                       ---------

FOOD & STAPLES RETAILING-4.0%
CVS Corp.                                            32,600            1,364,962
Wal-Mart Stores, Inc.                                42,400            2,247,624
                                                                       ---------
                                                                       3,612,586
                                                                       ---------

FREIGHT & LOGISTICS-.8%
FedEx Corp.                                           8,300              679,604
                                                                       ---------

HEALTH CARE EQUIPMENT & SUPPLIES-2.6%
Boston Scientific Corporation*                       26,050              996,673
Medtronic, Inc.                                      27,400            1,360,958
                                                                       ---------
                                                                       2,357,631
                                                                       ---------

HEALTH CARE PROVIDERS & SERVICES-3.6%
Aetna Inc.                                           14,500            1,244,100
HCA Inc.                                             53,000            2,048,450
                                                                       ---------
                                                                       3,292,550
                                                                       ---------

HOTELS, RESTAURANTS & LEISURE-4.8%
Carnival Corporation                                 19,800              922,878
Royal Caribbean Cruises Ltd.                         41,700            1,782,675
Starwood Hotels & Resorts Worldwide, Inc.            37,300            1,678,500
                                                                       ---------
                                                                       4,384,053
                                                                       ---------

HOUSEHOLD PRODUCTS-1.3%
Fortune Brands, Inc.                                 16,000            1,154,880
                                                                       ---------

INDUSTRIAL CONGLOMERATES-6.1%
General Electric Company                             72,200            2,400,650
Tyco International Ltd.                             100,250            3,107,750
                                                                       ---------
                                                                       5,508,400
                                                                       ---------

INFORMATION TECHNOLOGY SERVICES-3.4%
Automatic Data Processing, Inc.                      23,250              976,035
First Data Corporation                               47,600            2,123,436
                                                                       ---------
                                                                       3,099,471
                                                                       ---------

INSURANCE-3.3%
AFLAC INCORPORATED                                   34,000            1,347,760
American International Group, Inc.                   23,025            1,626,716
                                                                       ---------
                                                                       2,974,476
                                                                       ---------

INTERNET & CATALOG RETAIL-4.1%
eBay Inc.*                                           26,800            2,099,242
NetFlix  Inc.*                                       77,800            1,594,900
                                                                       ---------
                                                                       3,694,142

INTERNET SOFTWARE & SERVICES-3.7%
Yahoo! Inc.*                                        108,200            3,332,560
                                                                       ---------

MEDIA-5.9%
Comcast Corporation Special Cl. A*                   51,200            1,372,160
Gannett Co., Inc.                                     8,350              694,219
Time Warner Inc.*                                    79,700            1,327,005
XM Satellite Radio Holdings Inc. Cl. A*              74,150            1,956,819
                                                                      ----------
                                                                       5,350,203
                                                                      ----------

MULTILINE RETAIL-2.9%
Target Corporation                                   61,000            2,659,600
                                                                      ----------

OIL & GAS-3.2%
BP PLC Sponsored ADR#                                17,600              991,936
Devon Energy Corporation                             12,975              901,633
EOG Resources, Inc.                                  15,800            1,004,090
                                                                      ----------
                                                                       2,897,659
                                                                      ----------

PHARMACEUTICALS-6.9%
Abbott Laboratories                                  23,700              932,595
IVAX Corporation*                                    29,000              691,650
Pfizer Inc.                                         119,600            3,822,416
Teva Pharmaceutical Industries Ltd. ADR#             27,200              805,120
                                                                      ----------
                                                                       6,251,781
                                                                      ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-15.0%
Advanced Micro Devices, Inc.*                        88,000            1,099,120
Altera Corporation*                                  99,400            2,069,508
Analog Devices, Inc.                                 44,900            1,782,530
Applied Materials, Inc.*                            199,450            3,384,667
Broadcom Corporation Cl. A*                          12,700              449,072
Linear Technology Corporation                        63,750            2,492,625
Maxim Integrated Products, Inc.                       9,500              456,950
Teradyne, Inc.*                                     109,700            1,875,870
                                                                      ----------
                                                                      13,610,342
                                                                      ----------

SOFTWARE-6.4%
Microsoft Corporation                               145,200            4,132,392
Oracle Corporation*                                 155,500            1,634,305
                                                                      ----------
                                                                       5,766,697
                                                                      ----------

SPECIALTY RETAIL-.8%
Bed Bath & Beyond Inc.*                              19,200              679,488
                                                                      ----------

TEXTILES, APPAREL & LUXURY GOODS-.7%
NIKE, Inc.  Cl. B                                     9,100              661,661
                                                                     -----------

Total Common Stocks (Cost $86,825,025)(a)             97.3%           88,157,395

Other Assets in Excess of Liabilities                   2.7            2,464,990
                                                   --------          -----------

Net Assets                                           100.0%          $90,622,385
                                                   ========          ===========


*    Non-income producing securities.

#    American Depositary Receipts.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $86,825,025, amounted to $1,332,370 which consisted of aggregate gross unrealized appreciation of $5,881,800 and aggregate gross unrealized depreciation of $4,549,430.

The Alger Institutional Funds
Alger SmallCap Growth Institutional Fund
Schedule of Investments(Unaudited)
July 31, 2004


Common Stocks-97.2%                                SHARES               VALUE
                                                   ------            ----------

AEROSPACE & DEFENSE-1.4%
Alliant Techsystems Inc.*                            18,450          $1,161,612
                                                                     ----------

AIR FREIGHT & LOGISTICS-1.0%
J.B. Hunt Transport Services, Inc.                   22,900             879,589
                                                                     ----------

BIOTECHNOLOGY-4.6%
Cubist Pharmaceuticals, Inc.*                        64,200             666,396
Ligand Pharmaceuticals Incorporated  Cl. B*          48,850             674,618
Onyx Pharmaceuticals, Inc.*                          20,050             684,307
QLT Inc.*                                            43,200             775,440
Telik, Inc.*                                         30,800             608,608
Vicuron Pharmaceuticals Inc.*                        51,100             514,066
                                                                     ----------
                                                                      3,923,435
                                                                     ----------

BUSINESS SERVICES-.2%
Digitas Inc.*                                        30,700             205,383
                                                                     ----------

CAPITAL MARKETS-3.5%
Affiliated Managers Group, Inc.*                     22,800           1,046,748
National Financial Partners Corporation              32,900           1,108,072
Piper Jaffray Companies, Inc*                        19,050             776,288
                                                                     ----------
                                                                      2,931,108
                                                                     ----------

COMMERCIAL BANKS-2.9%
Southwest Bancorporation of Texas, Inc.              21,100             429,385
UCBH Holdings, Inc.                                  29,700           1,160,973
Westcorp                                             19,750             821,205
                                                                     ----------
                                                                      2,411,563
                                                                     ----------

COMMERCIAL SERVICES & SUPPLIES-4.5%
CoStar Group Inc.*                                   26,350           1,118,558
Education Management Corporation*                    34,600             960,496
Gevity HR, Inc.                                      51,800           1,076,404
Universal Technical Institute Inc.*                  21,600             706,320
                                                                     ----------
                                                                      3,861,778
                                                                     ----------

COMMUNICATION EQUIPMENT-2.4%
Advanced Fibre Communications, Inc.*                 39,400             660,344
Foundry Networks, Inc.*                              65,200             668,952
Sierra Wireless Inc.*                                22,300             701,781
                                                                     ----------
                                                                      2,031,077
                                                                     ----------

COMPUTERS & PERIPHERALS-2.2%
Avid Technology, Inc.*                               21,350             997,899
Silicon Image, Inc.*                                 69,100             828,509
                                                                     ----------
                                                                      1,826,408
                                                                     ----------

COMPUTER SERVICES-1.8%
Intelligroup,Inc.*                                   97,700             379,076
Open Solutions Inc.*                                 49,700           1,125,208
                                                                     ----------
                                                                      1,504,284
                                                                     ----------

CONSUMER FINANCE-1.3%
First Marblehead Corporation (The)*                  26,900           1,128,724
                                                                     ----------

ELECTRIC AND ELECTRONIC EQUIPMENT-.9%
Roper Industries, Inc.                               14,000             784,000
                                                                     ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.9%
Rogers Corporation                                   10,300             509,335
Trimble Navigation Limited*                          40,200           1,116,354
                                                                     ----------
                                                                      1,625,689
                                                                     ----------

ENERGY-1.5%
Swift Energy Company*                                54,800           1,243,412
                                                                      ---------

ENERGY EQUIPMENT & SERVICES-1.6%
Varco International, Inc.*                           56,100           1,355,937
                                                                      ---------

FOOD & STAPLES RETAILING-1.3%
NeighborCare, Inc.*                                  43,600           1,117,904
                                                                      ---------

HEALTH CARE EQUIPMENT & SUPPLIES-5.0%
Dade Behring Holdings Inc.*                          15,600             775,164
Immucor, Inc.*                                       56,850           1,151,781
Intuitive Surgical, Inc.*                            44,700           1,022,736
Mentor Corporation                                   22,600             711,674
Wright Medical Group, Inc.*                          20,610             569,454
                                                                     ----------
                                                                      4,230,809
                                                                     ----------

HEALTH CARE PROVIDERS & SERVICES-9.0%
Accredo Health, Incorporated*                        30,700             994,680
LifePoint Hospitals, Inc.*                           31,700           1,059,097
Molina Healthcare Inc.*                              36,100           1,197,798
Psychiatric Solutions, Inc.*                         39,450           1,006,370
Sierra Health Services, Inc*                         26,000           1,149,200
Sunrise Senior  Living Inc.*                         31,500           1,111,950
VCA Antech, Inc.*                                    26,800           1,126,404
                                                                     ----------
                                                                      7,645,499
                                                                     ----------

HOTELS, RESTAURANTS & LEISURE-4.0%
Applebee's International, Inc.                       40,943           1,090,708
Multimedia Games, Inc.*                              32,000             605,760
P.F. Chang's China Bistro, Inc.*                     14,700             653,121
Station Casinos, Inc.                                23,300           1,006,560
                                                                      ---------
                                                                      3,356,149
                                                                      ---------

INFORMATION TECHNOLOGY  SERVICES-4.5%
Alliance Data Systems Corporation*                   32,000           1,270,720
Global Payments Inc.                                 21,050             960,933
Kanbay International Inc.*                           53,700             832,887
Lionbridge Technologies, Inc.*                       96,400             717,216
                                                                     ----------
                                                                      3,781,756
                                                                     ----------

INSURANCE-1.2%
Arch Capital Group Ltd.*                             25,350             975,975
                                                                     ----------

INTERNET SOFTWARE & SERVICES-4.7%
Chordiant Software Inc.*                            225,800             699,980
IVillage Inc.                                        53,100             274,527
Netegrity, Inc.*                                     88,000             575,520
Openwave Systems, Inc.*                              72,200             820,914
SonicWALL, Inc.*                                    130,600             865,878
ValueClick, Inc.*                                    75,500             783,690
                                                                     ----------
                                                                      4,020,509
                                                                     ----------

LEISURE EQUIPMENT & PRODUCTS-1.0%
LIFE TIME FITNESS, Inc.*                             37,650             871,598
                                                                     ----------

MACHINERY-2.4%
Actuant Corporation Cl. A*                           28,500           1,039,110
Terex Corporation*                                   26,350           1,025,279
                                                                     ----------
                                                                      2,064,389
                                                                     ----------

MEDIA-3.4%
Media General, Inc. Cl. A                            16,840           1,006,358
Playboy Enterprises, Inc. Cl. B*                     73,100             815,796
Spanish Broadcasting System, Inc. Cl. A*            119,500           1,026,505
                                                                     ----------
                                                                      2,848,659
                                                                     ----------

MEDICAL DEVICES-1.4%
Advanced Medical Optics, Inc.*                       31,200           1,187,160
                                                                     ----------
OIL & GAS-2.6%
Energy Partners, Ltd.                                 4,300              67,252
Evergreen Resources, Inc.*                           35,000           1,432,200
General Maritime Corp.*                              22,050             654,003
                                                                     ----------
                                                                      2,153,455
                                                                     ----------

PAPER & FOREST PRODUCTS-1.3%
Louisiana-Pacific Corporation                        46,300           1,096,384
                                                                     ----------

PHARMACEUTICALS-1.9%
Eyetech Pharmaceuticals Inc.*                        14,500             537,950
Medicines Company*                                   39,400           1,042,524
                                                                     ----------
                                                                      1,580,474
                                                                     ----------

SEMICONDUCTOR CAPITAL EQUIPMENT-.7%
SiRF Technology Holdings, Inc.*                      52,300             585,237
                                                                     ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.8%
AMIS Holdings, Inc.*                                 54,900             808,677
Axcelis Technologies, Inc.*                          78,500             732,405
Brooks Automation, Inc.*                             45,300             652,773
Fairchild Semiconductor International, Inc.*         58,400             857,896
Integrated Circuit Systems, Inc.*                    34,850             833,612
Semtech Corporation*                                 50,600           1,004,410
                                                                     ----------
                                                                      4,889,773
                                                                     ----------

SOFTWARE-4.3%
Fair Isaac Corporation                               21,087             602,666
Hyperion Solutions Corporation*                      29,400           1,205,988
Quest Software, Inc.*                                47,000             566,820
Take-Two Interactive Software, Inc.*                 39,000           1,221,480
                                                                     ----------
                                                                      3,596,954
                                                                     ----------

SPECIALTY RETAIL-5.1%
Aeropostale, Inc.*                                   33,775           1,029,462
AnnTaylor Stores Corporation*                        44,150           1,184,986
Guitar Center, Inc.*                                 23,900           1,074,305
PETCO Animal Supplies, Inc.*                         33,900           1,012,593
                                                                     ----------
                                                                      4,301,346
                                                                     ----------
TEXTILES, APPAREL & LUXURY GOODS-1.1%
Quiksilver,  Inc.*                                   43,350             934,626
                                                                     ----------

THRIFTS & MORTGAGE FINANCE-1.2%
Bank Mutual  Corporation                             92,683           1,045,464
                                                                     ----------

TRADING COMPANIES & DISTRIBUTORS-1.2%
MSC Industrial Direct Co., Cl. A                     33,300           1,042,290
                                                                     ----------

TRANSPORTATION SERVICES-1.0%
Sirva Inc.*                                          35,600             832,326
                                                                     ----------

WIRELESS TELECOMMUNICATION SERVICES-1.4%
SpectraSite, Inc.*                                   26,500           1,139,500
                                                                     ----------

Total Common Stocks (Cost $77,987,400)                               82,172,235
                                                                     ----------
                                                 PRINCIPAL
                                                  AMOUNT
                                                 ---------
U.S. Agency Obligations-2.0%
Federal Home Loan Banks, 1.23%, 8/2/04
(Cost $1,699,884)                                $1,700,000           1,699,884
                                                                      ---------

Total Investments (Cost $79,687,284)(a)               99.2%          83,872,119

Other Assets in Excess of Liabilities                   0.8             640,553
                                                 ----------          ----------

Net Assets                                           100.0%         $84,512,672
                                                 ==========         ===========

*     Non-income producing securities.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $79,687,284, amounted to $4,184,835 which consisted of aggregate gross unrealized appreciation of $9,388,616 and aggregate gross unrealized depreciation of $5,203,781.

The Alger Institutional Funds
Alger MidCap Growth Institutional Fund
Schedule of Investments(Unaudited)
July 31, 2004

Common Stocks-98.5%                                 SHARES             VALUE
                                                    ------             -----
AEROSPACE & DEFENSE-1.0%
L-3 Communications Holdings, Inc.                   122,025          $7,461,829
                                                                     ----------

AUTO COMPONENTS-.8%
Autoliv, Inc.                                       139,000           5,850,510
                                                                     ----------

BIOTECHNOLOGY-4.3%
Genzyme Corporation General Division*               149,900           7,686,872
ImClone Systems Incorporated*                       187,900          11,071,068
OSI Pharmaceuticals, Inc.*                          228,250          13,717,825
                                                                     ----------
                                                                     32,475,765
                                                                     ----------

CAPITAL MARKETS-1.3%
Affiliated Managers Group, Inc.*                    206,993           9,503,049
                                                                     ----------

CHEMICALS-1.3%
Millennium Chemicals Inc.*                          575,600          10,159,340
                                                                     ----------

COMMERCIAL BANKS-1.4%
North Fork Bancorporation, Inc.                     180,300           7,040,715
Zions Bancorporation                                 55,200           3,339,600
                                                                     ----------
                                                                     10,380,315
                                                                     ----------

COMMERCIAL SERVICES & SUPPLIES-2.8%
Corporate Executive Board Company (The)             138,050           7,827,435
Gevity HR, Inc.                                     109,700           2,279,566
Service Corporation International*                1,724,400          10,949,940
                                                                     ----------
                                                                     21,056,941
                                                                     ----------

COMMUNICATION EQUIPMENT-2.4%
Avaya Inc.*                                         954,550          13,984,158
Foundry Networks, Inc.*                             386,850           3,969,081
                                                                     ----------
                                                                     17,953,239
                                                                     ----------

COMMUNICATION TECHNOLOGY-.3%
Andrew Corporation*                                 219,900           2,385,915
                                                                     ----------

COMPUTER SERVICES-2.1%
Akamai Technologies Inc.*                         1,027,150          15,335,350
                                                                     ----------

COMPUTERS & PERIPHERALS-3.6%
Apple Computer, Inc.*                               118,100           3,819,354
PalmOne, Inc.*                                      562,950          22,641,849
                                                                     ----------
                                                                     26,461,203
                                                                     ----------

CONSUMER FINANCE-.8%
First Marblehead Corporation (The)*                 145,200           6,092,592
                                                                     ----------

ELECTRICAL EQUIPMENT-2.5%
Rockwell Automation, Inc.                           490,500          18,349,605
                                                                     ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.1%
Symbol Technologies, Inc.                           242,000           3,167,780
Thermo Electron Corporation*                        201,750           5,189,010
Trimble Navigation Limited*                         516,800          14,351,536
                                                                     ----------
                                                                     22,708,326
                                                                     ----------

ENERGY EQUIPMENT & SERVICES-3.4%
National-Oilwell, Inc.*                             281,800           9,426,210
Cooper Cameron Corporation*                         316,275          16,158,490
                                                                     ----------
                                                                     25,584,700
                                                                     ----------

HEALTH CARE EQUIPMENT & SUPPLIES-7.1%
Cytyc Corporation*                                  326,800           7,898,756
C.R. Bard, Inc.                                     104,900           5,790,480
Fisher Scientific International Inc.*               234,400          13,642,080
Given Imaging Ltd.*                                 111,900           3,851,598
INAMED Corporation*                                 150,050           8,129,709
Kinetic Concepts, Inc.*                             269,300          12,096,956
Varian Medical Systems, Inc.*                        25,500           1,759,755
                                                                     ----------
                                                                     53,169,334
                                                                     ----------

HEALTH CARE PROVIDERS & SERVICES-2.0%
AMERIGROUP Corporation*                              79,500           3,812,820
Quest Diagnostics Incorporated                      132,500          10,875,600
                                                                     ----------
                                                                     14,688,420
                                                                     ----------

HOTELS, RESTAURANTS & LEISURE-7.5%
Applebee's International, Inc.                      292,700           7,797,528
Cheesecake Factory Incorporated (The)*              293,400          12,255,318
International Speedway Corporation Cl.  A           161,050           8,381,042
Multimedia Games, Inc.*                             472,500           8,944,425
Royal Caribbean Cruises Ltd.                        222,800           9,524,700
Station Casinos, Inc.                                81,500           3,520,800
Wynn Resorts, Limited*                              146,100           5,227,458
                                                                     ----------
                                                                     55,651,271
                                                                     ----------

HOUSEHOLD DURABLES-1.4%
Garmin Ltd.                                         280,300          10,511,250
                                                                     ----------

INSURANCE-2.0%
MGIC Investment Corporation                         213,400          15,151,400
                                                                     ----------

INTERNET & CATALOG RETAIL-3.0%
NetFlix  Inc.*                                    1,091,800          22,381,900
                                                                     ----------

INTERNET SOFTWARE & SERVICES-.1%
Chordiant Software Inc.*                            274,800             851,880
                                                                     ----------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-1.0%
Patterson-UTI Energy, Inc.                          393,700           7,177,151
                                                                     ----------

MEDIA-4.7%
Gemstar-TV Guide International, Inc.*             1,523,050           7,066,952
Meredith Corporation                                 97,350           5,147,868
Westwood One, Inc.*                                 154,600           3,679,480
XM Satellite Radio Holdings Inc. Cl. A*             722,200          19,058,858
                                                                     ----------
                                                                     34,953,158
                                                                     ----------

MEDICAL DEVICES-.9%
Advanced Medical Optics, Inc.*                      180,400           6,864,220
                                                                     ----------

METALS & MINING-1.1%
Peabody Energy Corporation                          141,600           7,955,088
                                                                     ----------

OIL & GAS-3.0%
EOG Resources, Inc.                                 263,400          16,739,070
Teekay Shipping Corporation                         132,900           5,286,762
                                                                     ----------
                                                                     22,025,832
                                                                     ----------

PHARMACEUTICALS-6.8%
Elan Corporation PLC Sponsored ADR*#                602,200          12,375,210
Eyetech Pharmaceuticals Inc.*                       329,400          12,220,740
IVAX Corporation*                                   641,600          15,302,160
Sepracor Inc.*                                      228,550          10,506,440
                                                                     ----------
                                                                     50,404,550
                                                                     ----------

RETAIL-.5%
Finish Line Inc. Cl. A*                             141,600           4,031,352
                                                                     ----------

ROAD & RAIL-1.7%
Yellow Roadway Corporation*                         296,500          12,900,715
                                                                     ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-10.3%
Advanced Micro Devices, Inc.*                       151,200           1,888,488
Altera Corporation*                                 621,150          12,932,343
Broadcom Corporation Cl. A*                         166,950           5,903,352
KLA-Tencor Corporation*                             166,600           6,865,586
Semiconductor Manufacturing International
 Corporation ADR*                                 1,244,800          13,493,632
Skyworks Solutions, Inc.*                         1,603,800          13,439,844
Teradyne, Inc.*                                   1,296,500          22,170,150
                                                                     ----------
                                                                     76,693,395
                                                                     ----------

SOFTWARE-5.3%
Activision, Inc*                                    455,750           6,676,738
Amdocs Limited*                                     256,425           5,564,423
PalmSource, Inc.*                                   628,880          12,741,109
PeopleSoft, Inc.*                                   205,600           3,704,912
Take-Two Interactive Software, Inc.*                344,600          10,792,872
                                                                    -----------
                                                                     39,480,054
                                                                    -----------

SPECIALTY RETAIL-5.9%
Abercrombie & Fitch Co. Cl. A                        50,500           1,862,440
Bed Bath & Beyond Inc.*                             126,000           4,459,140
Chico's FAS, Inc.*                                   85,200           3,567,324
Hot Topic, Inc.*                                    224,300           3,570,856
Sharper Image Corporation*                          277,150           7,399,905
Tiffany & Co.                                       335,300          11,986,975
Tractor Supply Company*                             308,350          11,180,771
                                                                    -----------
                                                                     44,027,411
                                                                    -----------

TEXTILES, APPAREL & LUXURY GOODS-1.5%
Fossil, Inc.*                                       154,000           3,725,260
Polo Ralph Lauren Corp Cl. A.                       230,250           7,589,040
                                                                    -----------
                                                                     11,314,300
                                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES-1.6%
SpectraSite, Inc.*                                  282,750          12,158,250
                                                                    -----------

Total Common Stocks (Cost $718,136,204)                             734,149,610
                                                                    -----------

                                                 PRINCIPAL
                                                  AMOUNT
                                                 ---------
U.S. Agency Obligations-1.7%
Federal Home Loan Banks, 1.23%, 8/2/04
 (Cost $12,699,132)                             $12,700,000          12,699,132
                                                                    -----------

Total Investments (Cost $730,835,336)(a)             100.2%         746,848,742

Liabilities in Excess of Other Assets                 (0.2)          (1,301,236)
                                                -----------         -----------

Net Assets                                           100.0%         745,547,506
                                                ===========         ===========

*     Non-income producing securities.

#     American Depositary Receipts.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $730,835,336, amounted to $16,013,406 which consisted of aggregate gross unrealized appreciation of $53,227,324 and aggregate gross unrealized depreciation of $37,213,918.

The Alger Institutional Funds
Alger Capital Appreciation Institutional Fund
Schedule of Investments(Unaudited)
July 31, 2004

Common Stocks-96.8%                                 SHARES              VALUE
                                                    ------              -----

AEROSPACE & DEFENSE-3.4%
Lockheed Martin Corporation                          52,200          $2,766,078
United Technologies Corporation                      22,600           2,113,100
                                                                     ----------
                                                                      4,879,178
                                                                     ----------

BIOTECHNOLOGY-4.7%
Biogen Idec Inc.*                                    57,500           3,450,000
Genentech, Inc.*                                     37,600           1,830,368
OSI Pharmaceuticals, Inc.*                           21,800           1,310,180
                                                                     ----------
                                                                      6,590,548
                                                                     ----------

COMMUNICATION EQUIPMENT-8.2%
Corning Incorporated*                               175,100           2,164,236
Juniper Networks, Inc.*                              65,500           1,503,880
QUALCOMM Inc.*                                       30,900           2,134,572
Research in Motion Limited*                          70,800           4,366,236
Sierra Wireless Inc.*                                46,700           1,469,649
                                                                     ----------
                                                                     11,638,573
                                                                     ----------

COMPUTERS & PERIPHERALS-2.7%
PalmOne, Inc.*                                       93,500           3,760,570
                                                                     ----------

CONSUMER FINANCE-2.4%
Capital One Financial Corporation                    30,600           2,121,192
First Marblehead Corporation (The)*                  30,400           1,275,584
                                                                     ----------
                                                                      3,396,776
                                                                     ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.8%
Celestica Inc.*                                     111,700           1,915,655
Symbol Technologies, Inc.                            53,700             702,933
                                                                     ----------
                                                                      2,618,588
                                                                     ----------

ENERGY EQUIPMENT & SERVICES-1.8%
National-Oilwell, Inc.*                              74,900           2,505,405
                                                                     ----------

FOOD & STAPLES RETAILING-1.5%
CVS Corp.                                            50,200           2,101,874
                                                                     ----------

HEALTH CARE EQUIPMENT & SUPPLIES-2.6%
Given Imaging Ltd.*                                  22,100             760,682
Kinetic Concepts, Inc.*                              32,000           1,437,440
Varian Medical Systems, Inc.*                        20,900           1,442,309
                                                                     ----------
                                                                      3,640,431
                                                                     ----------

HEALTH CARE PROVIDERS & SERVICES-6.5%
Aetna Inc.                                           13,600           1,166,880
AMERIGROUP Corporation*                              27,800           1,333,288
Anthem, Inc.*                                        23,800           1,962,786
LifePoint Hospitals, Inc.*                           28,700             958,867
PacifiCare Health Systems, Inc.*                     30,400             929,328
Quest Diagnostics Incorporated                       34,100           2,798,928
                                                                     ----------
                                                                      9,150,077
                                                                     ----------

HOTELS, RESTAURANTS & LEISURE-1.1%
Royal Caribbean Cruises Ltd.                         37,300           1,594,575
                                                                     ----------

INDUSTRIAL CONGLOMERATES-2.0%
Tyco International Ltd.                              89,000           2,759,000
                                                                     ----------

INFORMATION TECHNOLOGY  SERVICES-2.3%
Cognizant Technology Solutions Corporation Cl. A*    61,800           1,702,590
First Data Corporation                               33,900           1,512,279
                                                                     ----------
                                                                      3,214,869
                                                                     ----------

INSURANCE-2.5%
AFLAC INCORPORATED                                   36,600           1,450,824
MGIC Investment Corporation                          29,000           2,059,000
                                                                     ----------
                                                                      3,509,824
                                                                     ----------

INTERNET & CATALOG RETAIL-5.2%
eBay Inc.*                                           44,700           3,501,351
NetFlix  Inc.*                                      138,500           2,839,250
Priceline.com*                                       40,000             947,200
                                                                     ----------
                                                                      7,287,801
                                                                     ----------

INTERNET SOFTWARE & SERVICES-4.1%
Yahoo! Inc.*                                        187,500           5,775,000
                                                                     ----------

MEDIA-5.3%
Pixar, Inc*                                          26,000           1,774,240
Sirius Satellite Radio Inc.*                        347,700             879,681
Time Warner Inc.*                                   203,500           3,388,275
XM Satellite Radio Holdings Inc. Cl. A*              54,900           1,448,811
                                                                     ----------
                                                                      7,491,007
                                                                     ----------

MEDICAL DEVICES-1.0%
Advanced Medical Optics, Inc.*                       37,300           1,419,265
                                                                     ----------

METALS & MINING-3.5%
Peabody Energy Corporation                           31,900           1,792,142
United States Steel Corporation                      83,000           3,165,620
                                                                     ----------
                                                                      4,957,762
                                                                     ----------

OFFICE EQUIPMENT-1.5%
Zebra Technologies Corporation*                      26,000           2,148,380
                                                                     ----------

OIL & GAS-4.1%
BP PLC Sponsored ADR#                                25,700           1,448,452
EOG Resources, Inc.                                  38,300           2,433,965
Talisman Energy Inc.                                 33,400             796,256
Teekay Shipping Corporation                          27,200           1,082,016
                                                                     ----------
                                                                      5,760,689
                                                                     ----------

PHARMACEUTICALS-6.4%
Allergan, Inc.                                       27,900           2,110,356
IVAX Corporation*                                    79,100           1,886,535
Pfizer Inc.                                          87,230           2,787,871
Teva Pharmaceutical Industries Ltd. ADR#             73,600           2,178,560
                                                                     ----------
                                                                      8,963,322
                                                                     ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-6.9%
Applied Materials, Inc.*                             84,100           1,427,177
Broadcom Corporation Cl. A*                          94,200           3,330,912
Kulicke & Soffa Industries, Inc.*                   187,500           1,464,375
National Semiconductor Corporation*                 109,800           1,883,070
Novellus Systems, Inc.*                              62,000           1,674,000
                                                                     ----------
                                                                      9,779,534
                                                                     ----------

SOFTWARE-9.0%
Activision, Inc*                                    118,300           1,733,095
Microsoft Corporation                               193,500           5,507,010
Red Hat, Inc.*                                      205,600           3,519,872
Take-Two Interactive Software, Inc.*                 60,600           1,897,992
                                                                     ----------
                                                                     12,657,969
                                                                     ----------

SPECIALTY RETAIL-3.6%
Aeropostale, Inc.*                                   43,450           1,324,356
Bed Bath & Beyond Inc.*                              40,300           1,426,217
Tiffany & Co.                                        37,900           1,354,925
Tractor Supply Company*                              27,600           1,000,776
                                                                      ---------
                                                                      5,106,274
                                                                      ---------

TEXTILES, APPAREL & LUXURY GOODS-1.0%
Coach, Inc.*                                         34,100           1,459,139
                                                                    -----------

TRANSPORTATION-1.0%
Burlington Northern Santa Fe Corp.                   40,000           1,419,200
                                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES-.7%
SpectraSite, Inc.*                                   23,000             989,000
                                                                    -----------

Total Common Stocks (Cost $129,948,175)                             136,574,630
                                                                    -----------

                                                  PRINCIPAL
                                                   AMOUNT
                                                  ---------
U.S. Agency Obligations-2.9%
Federal Home Loan Banks, 1.23%, 8/2/04
 (Cost $4,099,720)                               $4,100,000           4,099,720
                                                                    -----------

Total Investments (Cost $134,047,895)(a)              99.7%         140,674,350

Other Assets in Excess of Liabilities                   0.3             369,869
                                                 ----------         -----------

Net Assets                                           100.0%        $141,044,219
                                                 ==========        ============

*     Non-income producing securities.

#     American Depositary Receipts.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $134,047,895, amounted to $6,626,455 which consisted of aggregate gross unrealized appreciation of $13,131,194 and aggregate gross unrealized depreciation of $6,504,739.

The Alger Institutional Funds
Alger Balanced Institutional Fund
Schedule of Investments(Unaudited)
July 31, 2004

Common Stocks-61.4%                                SHARES               VALUE
                                                   ------               -----

AEROSPACE & DEFENSE-.3%
Boeing Company (The)                                    100               $5,075
                                                                          ------

BEVERAGES-1.2%
Anheuser-Busch Companies, Inc.                          350               18,165
                                                                          ------

BIOTECHNOLOGY-3.4%
Biogen Idec Inc.*                                       400               24,000
Genentech, Inc.*                                        200                9,736
ImClone Systems Incorporated*                           200               11,784
OSI Pharmaceuticals, Inc.*                              100                6,010
                                                                          ------
                                                                          51,530
                                                                          ------

CAPITAL MARKETS-.9%
Affiliated Managers Group, Inc.*                        100                4,591
T. Rowe Price Group Inc.                                200                9,244
                                                                          ------
                                                                          13,835
                                                                          ------
CHEMICALS-.8%
Dow Chemical Co.                                        300               11,967
                                                                          ------

COMMERCIAL BANKS-.5%
Wells Fargo & Company                                   125                7,176
                                                                          ------

COMMUNICATION EQUIPMENT-2.4%
Cisco Systems, Inc.*                                  1,380               28,787
QUALCOMM Inc.*                                          100                6,908
                                                                          ------
                                                                          35,695
                                                                          ------

CONSUMER FINANCE-.8%
American Express Company                                250               12,563
                                                                          ------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.2%
Symbol Technologies, Inc.                               200                2,618
                                                                          ------

ENERGY EQUIPMENT & SERVICES-.4%
Schlumberger Limited                                    100                6,432
                                                                          ------

FOOD & STAPLES RETAILING-2.4%
CVS Corp.                                               350               14,655
Wal-Mart Stores, Inc.                                   400               21,204
                                                                          ------
                                                                          35,859
                                                                          ------

FREIGHT & LOGISTICS-.6%
FedEx Corp.                                             100                8,188
                                                                          ------

HEALTH CARE EQUIPMENT & SUPPLIES-1.8%
Boston Scientific Corporation*                          320               12,243
Medtronic, Inc.                                         300               14,901
                                                                          ------
                                                                          27,144
                                                                          ------

HEALTH CARE PROVIDERS & SERVICES-2.5%
Aetna Inc.                                              200               17,160
HCA Inc.                                                550               21,258
                                                                          ------
                                                                          38,418
                                                                          ------

HOTELS, RESTAURANTS & LEISURE-3.0%
Carnival Corporation                                    200                9,322
Royal Caribbean Cruises Ltd.                            400               17,100
Starwood Hotels & Resorts Worldwide, Inc.               400               18,000
                                                                          ------
                                                                          44,422
                                                                          ------

HOUSEHOLD PRODUCTS-1.0%
Fortune Brands, Inc.                                    200               14,436
                                                                          ------

INDUSTRIAL CONGLOMERATES-4.1%
General Electric Company                                800               26,600
Tyco International Ltd.                               1,100               34,100
                                                                          ------
                                                                          60,700
                                                                          ------

INFORMATION TECHNOLOGY  SERVICES-2.1%
Automatic Data Processing, Inc.                         200                8,396
First Data Corporation                                  500               22,305
                                                                          ------
                                                                          30,701
                                                                          ------

INSURANCE-2.0%
AFLAC INCORPORATED                                      350               13,874
American International Group, Inc.                      235               16,603
                                                                          ------
                                                                          30,477
                                                                          ------

INTERNET & CATALOG RETAIL-2.2%
eBay Inc.*                                              230               18,016
NetFlix  Inc.*                                          700               14,350
                                                                          ------
                                                                          32,366
                                                                          ------

INTERNET SOFTWARE & SERVICES-2.1%
Yahoo! Inc.*                                          1,000               30,800
                                                                          ------

MEDIA-3.5%
Comcast Corporation Special  Cl.  A*                    500               13,400
Gannett Co., Inc.                                        75                6,235
Time Warner Inc.*                                       800               13,320
XM Satellite Radio Holdings Inc. Cl. A*                 750               19,793
                                                                         -------
                                                                          52,748
                                                                         -------

MULTILINE RETAIL-1.7%
Target Corporation                                      600               26,160
                                                                         -------

OIL & GAS-2.3%
BP PLC Sponsored ADR#                                   200               11,272
Devon Energy Corporation                                150               10,424
EOG Resources, Inc.                                     200               12,710
                                                                         -------
                                                                          34,406
                                                                         -------

PHARMACEUTICALS-4.8%
Abbott Laboratories                                     300               11,805
IVAX Corporation*                                       300                7,155
Pfizer Inc.                                           1,300               41,548
Teva Pharmaceutical Industries Ltd. ADR#                400               11,840
                                                                         -------
                                                                          72,348
                                                                         -------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-9.4%
Advanced Micro Devices, Inc.*                           800                9,992
Altera Corporation*                                   1,100               22,902
Analog Devices, Inc.                                    450               17,865
Applied Materials, Inc.*                              2,150               36,486
Broadcom Corporation Cl. A*                             150                5,304
Linear Technology Corporation                           650               25,414
Maxim Integrated Products, Inc.                         100                4,810
Teradyne, Inc.*                                       1,100               18,810
                                                                         -------
                                                                         141,583
                                                                         -------

SOFTWARE-3.9%
Microsoft Corporation                                 1,500               42,690
Oracle Corporation*                                   1,550               16,291
                                                                         -------
                                                                          58,981
                                                                         -------

SPECIALTY RETAIL-.6%
Bed Bath & Beyond Inc.*                                 250                8,845
                                                                         -------

TEXTILES, APPAREL & LUXURY GOODS-.5%
NIKE, Inc.  Cl. B                                       100                7,271
                                                                         -------

Total Common Stocks (Cost $917,134)                                      920,909
                                                                         -------

                                                  PRINCIPAL
                                                   AMOUNT
                                                  ---------
Corporate Bonds-9.1%
AEROSPACE & DEFENSE-.3%
United Technologies, 4.875%, 11/1/06                 $5,000                5,197
                                                                         -------

AUTO EQUIPMENT & SERVICES-.3%
Hertz Corp., 4.70%, 10/2/06                           4,000                4,065
                                                                         -------

AUTOMOTIVE-1.2%
Ford Motor Credit Company,  6.50%, 1/25/07            8,000                8,442
Ford Motor Credit Company,  7.875%, 6/15/10           5,000                5,465
General Motors Acceptance Corp., 4.50%, 7/15/06       4,000                4,058
                                                                         -------
                                                                          17,965
                                                                         -------

CAPITAL MARKETS-.2%
J.P. Morgan Chase & Co.,  3.625%, 5/1/08              3,000                2,969
                                                                         -------

COMMERCIAL BANKS-.3%
Associates Corp. North America, 6.95%, 11/1/18        4,000                4,480
                                                                         -------

COMMUNICATION SERVICES-1.1%
AT&T Wireless Services Inc., 7.50%, 5/1/07           15,000               16,496
                                                                         -------

COMPUTERS & PERIPHERALS-.3%
International Business Machines Corp.,
  8.375%, 11/1/19                                     4,000                5,098
                                                                         -------

DIVERSIFIED TELECOMMUNICATION SERVICES-.9%
Sprint Capital Corp., 6.00%, 1/15/07                  6,000                6,314
Verizon New York Inc., Series A, 6.875%, 4/1/12       6,000                6,521
                                                                         -------
                                                                          12,835
                                                                         -------

FOOD CHAINS-.2%
Fred Meyer,Inc., Sr. Note, 7.45%, 3/1/08              3,000                3,337
                                                                         -------

FOOD PRODUCTS-.5%
Kellogg Co. Senior Note,  2.875%, 6/1/08              5,000                4,832
Kraft Foods Inc.,  6.25%,  6/1/12                     3,000                3,207
                                                                         -------
                                                                           8,039
                                                                         -------

INDUSTRIAL CONGLOMERATES-1.2%
General Electric Company,  5.00%, 2/1/13              8,000                7,999
Tyco International Group SA,  6.00%, 11/15/13        10,000               10,422
                                                                         -------
                                                                          18,421
                                                                         -------

MEDIA-1.2%
Comcast Corporation,  6.50%, 1/15/15                  3,000                3,162
Cox Enterprises, Inc.,  4.375%, 5/1/08(a)             5,000                5,014
General Motors Corporation,  8.25%, 7/15/23           4,000                4,166
Liberty Media Corporation Floating Rate
 Note, 3.02%, 9/17/06                                 5,000                5,077
                                                                         -------
                                                                          17,419
                                                                         -------

PAPER PACKAGING & FOREST PRODUCTS-1.1%
Domtar Inc.,  8.75%, 8/1/06                          15,000               16,476
                                                                         -------

UTILITIES-.3%
Southern California Edison Co., 5.00%, 1/15/14        4,000                3,958
                                                                         -------

Total Corporate Bonds (Cost $138,126)                                    136,755
                                                                         -------

U.S. Government & Agency Obligations-25.8%
Federal Home Loan Mortgage Corporation,
   4.25%, 7/15/09                                     5,000                5,043
Federal National Mortgage Association,
   1.875%, 9/15/05                                   18,000               17,904
   2.30%, 1/20/06                                    10,000                9,959
   3.125%, 7/15/06                                   10,000               10,054
   3.25%, 8/15/08                                     7,000                6,855
   6.625%, 11/15/30                                   5,000                5,607
U.S. Treasury Bonds,
   7.25%, 5/15/16                                    13,000               15,890
   7.50%, 11/15/16                                    5,000                6,234
   6.25%, 8/15/23                                     6,000                6,732
   6.875%, 8/15/25                                   41,000               49,397
   5.375%, 2/15/31                                   42,000               43,030
U.S. Treasury Notes,
  2.125%, 10/31/04                                   75,000               75,144
  3.50%, 11/15/06                                    17,000               17,255
  3.25%, 8/15/07                                     73,000               73,322
  3.125%, 9/15/08                                     5,000                4,935
  4.375%, 8/15/12                                    40,000               40,233

Total U.S. Government & Agency Obligations
 (Cost $391,516)                                                         387,594
                                                                      ----------

Total Investments (Cost $1,446,776)(b)                96.3%            1,445,258

Other Assets in Excess of Liabilities                   3.7               54,783
                                                    -------           ----------

Net Assets                                           100.0%           $1,500,041
                                                    =======           ==========

*     Non-income producing securities.

#     American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified institutional buyers. These securites represent 1.0% of net assets of the Fund.

(b) At July 31, 2004, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,446,776, amounted to $1,518 which consisted of aggregate gross unrealized appreciation of $53,549 and aggregate gross unrealized depreciation of $55,067.

The Alger Institutional Funds
Alger Socially Responsible Growth Institutional Fund
Schedule of Investments(Unaudited)
July 31, 2004

Common Stocks-92.3%                                 SHARES              VALUE
                                                    ------              -----

BIOTECHNOLOGY-4.6%
Biogen Idec Inc.*                                    550                $33,000
Genentech, Inc.*                                     350                 17,038
OSI Pharmaceuticals, Inc.*                           200                 12,020
                                                                        -------
                                                                         62,058
                                                                        -------

COMMUNICATION EQUIPMENT-8.2%
Corning Incorporated*                              1,600                 19,776
Juniper Networks, Inc.*                              600                 13,776
QUALCOMM Inc.*                                       300                 20,724
Research in Motion Limited*                          700                 43,169
Sierra Wireless Inc.*                                450                 14,162
                                                                        -------
                                                                        111,607
                                                                        -------

COMPUTERS & PERIPHERALS-2.7%
PalmOne, Inc.*                                       900                 36,198
                                                                        -------

CONSUMER FINANCE-2.2%
Capital One Financial Corporation                    250                 17,330
First Marblehead Corporation (The)*                  300                 12,588
                                                                        -------
                                                                         29,918
                                                                        -------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.8%
Celestica Inc.*                                    1,000                 17,150
Symbol Technologies, Inc.                            550                  7,200
                                                                        -------
                                                                         24,350
                                                                        -------

ENERGY EQUIPMENT & SERVICES-1.8%
National-Oilwell, Inc.*                              750                 25,088
                                                                        -------

FOOD & STAPLES RETAILING-1.6%
CVS Corp.                                            525                 21,982
                                                                        -------

HEALTH CARE EQUIPMENT & SUPPLIES-2.7%
Given Imaging Ltd.*                                  200                  6,884
Kinetic Concepts, Inc.*                              350                 15,722
Varian Medical Systems, Inc.*                        200                 13,802
                                                                        -------
                                                                         36,408
                                                                        -------

HEALTH CARE PROVIDERS & SERVICES-5.8%
Aetna Inc.                                           150                 12,870
AMERIGROUP Corporation*                              300                 14,388
Anthem, Inc.*                                        250                 20,618
PacifiCare Health Systems, Inc.*                     200                  6,114
Quest Diagnostics Incorporated                       300                 24,624
                                                                        -------
                                                                         78,614
                                                                        -------

HOTELS, RESTAURANTS & LEISURE-1.1%
Royal Caribbean Cruises Ltd.                         350                 14,963
                                                                        -------

INDUSTRIAL CONGLOMERATES-1.9%
Tyco International Ltd.                              850                 26,350
                                                                        -------

INFORMATION TECHNOLOGY  SERVICES-2.2%
Cognizant Technology Solutions Corporation Cl. A*    600                 16,530
First Data Corporation                               300                 13,383
                                                                        -------
                                                                         29,913
                                                                        -------

INSURANCE-2.6%
AFLAC INCORPORATED                                   350                 13,874
MGIC Investment Corporation                          300                 21,300
                                                                        -------
                                                                         35,174
                                                                        -------

INTERNET & CATALOG RETAIL-5.1%
eBay Inc.*                                           400                 31,332
Priceline.com*                                       400                  9,472
NetFlix  Inc.*                                     1,350                 27,670
                                                                        -------
                                                                         68,474
                                                                        -------

INTERNET SOFTWARE & SERVICES-4.1%
Yahoo! Inc.*                                       1,800                 55,440
                                                                        -------

MEDIA-5.3%
Pixar, Inc*                                          250                 17,060
Sirius Satellite Radio Inc.*                       3,300                  8,349
Time Warner Inc.*                                  1,900                 31,635
XM Satellite Radio Holdings Inc. Cl. A*              550                 14,515
                                                                        -------
                                                                         71,559
                                                                        -------

MEDICAL DEVICES-1.1%
Advanced Medical Optics, Inc.*                       400                 15,220
                                                                        -------

METALS & MINING-3.6%
Peabody Energy Corporation                           350                 19,663
United States Steel Corporation                      750                 28,605
                                                                        -------
                                                                         48,268
                                                                        -------

OFFICE EQUIPMENT-1.5%
Zebra Technologies Corporation*                      250                 20,658
                                                                        -------

OIL & GAS-4.1%
BP PLC Sponsored ADR#                                250                 14,090
EOG Resources, Inc.                                  350                 22,243
Talisman Energy Inc.                                 300                  7,152
Teekay Shipping Corporation                          300                 11,934
                                                                        -------
                                                                         55,419
                                                                        -------

PHARMACEUTICALS-6.4%
Allergan, Inc.                                       300                 22,692
IVAX Corporation*                                    800                 19,080
Pfizer Inc.                                          850                 27,166
Teva Pharmaceutical Industries Ltd. ADR#             600                 17,760
                                                                        -------
                                                                         86,698
                                                                        -------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-6.8%
Applied Materials, Inc.*                             800                 13,576
Broadcom Corporation Cl. A*                          950                 33,592
Kulicke & Soffa Industries, Inc.*                  1,700                 13,277
National Semiconductor Corporation*                1,000                 17,150
Novellus Systems, Inc.*                              550                 14,850
                                                                        -------
                                                                         92,445
                                                                        -------

SOFTWARE-8.8%
Activision, Inc*                                   1,100                 16,115
Microsoft Corporation                              1,800                 51,228
Red Hat, Inc.*                                     1,900                 32,528
Take-Two Interactive Software, Inc.*                 600                 18,792
                                                                        -------
                                                                        118,663
                                                                        -------

SPECIALTY RETAIL-3.6%
Aeropostale, Inc.*                                   425                 12,954
Bed Bath & Beyond Inc.*                              400                 14,156
Tiffany & Co.                                        350                 12,513
Tractor Supply Company*                              250                  9,065
                                                                        -------
                                                                         48,688
                                                                        -------

TEXTILES, APPAREL & LUXURY GOODS-1.0%
Coach, Inc.*                                         300                 12,837
                                                                     ----------

TRANSPORTATION-1.1%
Burlington Northern Santa Fe Corp.                   400                 14,192
                                                                     ----------

WIRELESS TELECOMMUNICATION SERVICES-.6%
SpectraSite, Inc.*                                   200                  8,600
                                                                     ----------

Total Common Stocks (Cost $1,184,767)(a)           92.3%              1,249,784

Other Assets in Excess of Liabilities                7.7                104,078
                                                  ------             ----------

Net Assets                                        100.0%             $1,353,862
                                                  ======             ==========

*     Non-income producing securities.

#     American Depositary Receipts.

(a) At July 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,184,767, amounted to $65,017 which consisted of aggregate gross unrealized appreciation of $125,476 and aggregate gross unrealized depreciation of $60,459.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 27, 2004

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: September 27, 2004